United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6447

                      (Investment Company Act File Number)


                     Federated Fixed Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 9/30/05


                Date of Reporting Period: Quarter ended 12/31/04



Item 1.     Schedule of Investments


Federated Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2004 (unaudited)



   Principal                                                      Credit
   Amount                                                         Rating               Value
                    MUNICIPAl BONDS--76.4%
                    Alabama--1.1%
$  1,855,000        Alabama State Public School & College
                    Authority, Revenue Bonds, 5.00%, 2/1/2007     AA / Aa3          $  1,958,527
   3,045,000        DCH Health Care Authority, Health Care
                    Facilities Revenue Bonds, 3.75%, 6/1/2006     A+ / A1              3,088,330
   975,000          Dothan, AL, GO Warrants (Series 2002),
                    5.00%, 3/1/2005                               NR                   979,806
   1,025,000        Dothan, AL, GO Warrants (Series 2002),
                    5.25%, 3/1/2006                               NR                   1,058,691
   1,075,000        Dothan, AL, GO Warrants (Series 2002),
                    5.50%, 3/1/2007                               NR                   1,141,983
                    Total                                                              8,227,337
                    Alaska--0.1%
   1,000,000        Alaska State Housing Finance Corp., State
                    Capital Project Revenue Bonds (Series
                    2001A), 5.00% (MBIA Insurance Corp. INS),
                    6/1/2006                                      AAA / Aaa            1,037,570
                    Arizona--3.1%
   650,000          Arizona Health Facilities Authority,
                    Revenue Bonds (Series 2004), 4.00% (Blood
                    Systems, Inc.), 4/1/2005                      A- / NR              652,242
   755,000          Arizona Health Facilities Authority,
                    Revenue Bonds (Series 2004), 4.00% (Blood
                    Systems, Inc.), 4/1/2006                      A- / NR              767,472
   790,000          Arizona Health Facilities Authority,
                    Revenue Bonds (Series 2004), 4.00% (Blood
                    Systems, Inc.), 4/1/2008                      A- / NR              815,248
   3,500,000        Maricopa County, AZ Pollution Control
                    Corp., (Series 1994C), 1.95% TOBs
                    (Arizona Public Service Co.), Optional
                    Tender 3/1/2005                               BBB / Baa1           3,497,060
   5,000,000        Maricopa County, AZ Pollution Control
                    Corp., (Series 1994E), 1.875% TOBs
                    (Arizona Public Service Co.), Mandatory
                    Tender 3/1/2005                               BBB / Baa1           4,992,300
   2,000,000        Maricopa County, AZ Pollution Control
                    Corp., (Series 1994F), 1.875% TOBs
                    (Arizona Public Service Co.), Mandatory
                    Tender 3/1/2005                               BBB / Baa1           1,997,500
   1,000,000        Maricopa County, AZ Pollution Control
                    Corp., Refunding PCRBs Series 1985A),
                    6.375% TOBs (El Paso Electric Co.),
                    Mandatory Tender 8/1/2005                     BBB- / Baa3          1,019,900
   3,000,000        Maricopa County, AZ Pollution Control
                    Corp., Refunding PCRBs (Series 2002A),
                    6.25% TOBs (El Paso Electric Co.),
                    Mandatory Tender 8/1/2005                     BBB- / Baa3          3,058,050
   1,000,000        Maricopa County, AZ, IDA, Solid Waste
                    Disposal Revenue Bonds, 3.55% TOBs (Waste
                    Management, Inc.), Mandatory Tender
                    12/1/2007                                     BBB / NR             1,000,890
   1,470,000        Mohave County, AZ IDA, Correctional
                    Facilities Contract Revenue Bonds (Series
                    2004A), 5.00% (Mohave Prison LLC)/(XL
                    Capital Assurance Inc. INS), 4/1/2006         AAA / NR             1,517,657
   500,000          University Medical Center Corp, AZ,
                    Hospital Revenue Bonds, 5.00% (University
                    of Arizona Medical Center), 7/1/2006          BBB+ / A3            518,105
   1,000,000        Yavapai, AZ IDA, Revenue Bonds, 2.60%
                    TOBs (BP Products North America,
                    Inc.)/(BP PLC GTD), Optional Tender
                    12/1/2007                                     AA+ / NR             1,000,510
   2,000,000     1  Yavapai, AZ IDA, Solid Waste Disposal
                    Revenue Bonds, 3.65% TOBs (Waste
                    Management, Inc.), Mandatory Tender
                    3/1/2006                                      BBB / NR             2,011,540
                    Total                                                              22,848,474
                    Arkansas--0.7%
   2,000,000        Arkansas Development Finance Authority,
                    Exempt Facilities Revenue Bonds, 2.85%
                    TOBs (Waste Management, Inc.), Mandatory
                    Tender 8/1/2005                               BBB / NR             1,999,280
   2,060,000        Fayetteville, AR Sales & Use Tax Capital
                    Improvement, (Series 2002), 4.00%,
                    6/1/2005                                      AA- / NR             2,077,098
   265,000          Little Rock, AR Health Facilities Board,
                    Healthcare Refunding Revenue Bonds
                    (Series 2003), 2.50% (Baptist Medical
                    Center, AR), 9/1/2005                         A+ / NR              264,917
   980,000          Little Rock, AR Health Facilities Board,
                    Healthcare Refunding Revenue Bonds
                    (Series 2003), 4.50% (Baptist Medical
                    Center, AR), 9/1/2007                         A+ / NR              1,017,906
                    Total                                                              5,359,201
                    California--5.6%
   4,000,000        California PCFA, Solid Waste Disposal
                    Revenue Bonds, 2.85% TOBs (Republic
                    Services, Inc.), Mandatory Tender
                    12/1/2005                                     BBB+ / Baa2          4,001,120
   1,000,000        California State Department of Water
                    Resources Power Supply Program, Power
                    Supply Revenue Bonds (Series A), 5.50%,
                    5/1/2005                                      BBB+ / A2            1,011,120
   1,000,000        California State Department of Water
                    Resources Power Supply Program, Revenue
                    Bonds (Series 2002A), 5.50%, 5/1/2007         BBB+ / A2            1,068,770
   10,000,000       California State, SAVRs (Series 2003
                    D-1), 05/01/2033                              A / A3               9,999,700
   8,000,000        California State, SAVRs (Series 2003
                    D-2), 05/01/2033                              A / A3               7,994,240
   1,500,000        California State, SAVRs (Series 2003
                    D-4), 05/01/2033                              A / A3               1,499,970
   8,000,000        California Statewide Communities
                    Development Authority, Revenue Bonds
                    (Series 2002C), 3.70% TOBs (Kaiser
                    Permanente), Mandatory Tender 5/31/2005       A / A3               8,053,760
   1,000,000     1  California Statewide Communities
                    Development Authority, Solid Waste
                    Facilities Disposal Revenue Bonds, 4.95%
                    TOBs (Waste Management, Inc.), Mandatory
                    Tender 4/1/2007                               BBB / NR             992,860
   2,500,000        Natomas, CA Union School District, COPs,
                    2.50% TOBs (AMBAC INS), Mandatory Tender
                    2/1/2005                                      AAA / Aaa            2,501,275
   2,500,000        Santa Clara County, CA Financing
                    Authority, Special Obligation Bonds
                    (Series 2003: Measure B Transportation
                    Improvement Program), 4.00% (Santa Clara
                    County, CA), 8/1/2005                         NR / A2              2,524,800
   1,320,000        Truckee-Donner Public Utility District,
                    COPs (Series A), 3.00% (American Capital
                    Access INS), 1/1/2005                         A / NR               1,320,000
                    Total                                                              40,967,615
                    Colorado--1.1%
   300,000          Arvada, CO Urban Renewal Authority,
                    Second Lien Revenue Bonds (Series 2003A),
                    3.05%, 9/1/2005                               NR                   299,715
   500,000          Arvada, CO Urban Renewal Authority,
                    Second Lien Revenue Bonds (Series 2003A),
                    3.30%, 9/1/2006                               NR                   499,685
   1,500,000        Colorado Health Facilities Authority,
                    Health Facilities Revenue Bonds (Series
                    2004B), 3.75% TOBs (Evangelical Lutheran
                    Good Samaritan Society), Mandatory Tender
                    6/1/2009                                      A- / A3              1,500,810
   2,000,000        Countrydale, CO Metropolitan District, LT
                    GO Refunding Bonds, 3.50% TOBs (Compass
                    Bank, Birmingham LOC), Mandatory Tender
                    12/1/2007                                     NR / A1              2,015,600
   3,500,000        Tower Metropolitan District, CO, 4.00%
                    TOBs (U.S. Bank, NA LOC), Mandatory
                    Tender 11/30/2005                             AA- / NR             3,571,887
                    Total                                                              7,887,697
                    Connecticut--0.1%
   1,000,000        Connecticut Development Authority, PCRBs,
                    3.35% TOBs (Connecticut Light & Power
                    Co.)/(AMBAC INS), Mandatory Tender
                    10/1/2008                                     AAA / Aaa            1,002,490
                    Delaware--0.7%
   255,000          Delaware Health Facilities Authority,
                    Refunding Revenue Bonds (Series 2004A),
                    5.00% (Beebe Medical Center), 6/1/2005        BBB / Baa1           257,578
   560,000          Delaware Health Facilities Authority,
                    Refunding Revenue Bonds (Series 2004A),
                    5.00% (Beebe Medical Center), 6/1/2006        BBB / Baa1           577,780
   460,000          Delaware Health Facilities Authority,
                    Refunding Revenue Bonds (Series 2004A),
                    5.00% (Beebe Medical Center), 6/1/2007        BBB / Baa1           482,609
   4,000,000        Delaware State, UT GO Bonds (Series
                    2002A), 5.00%, 7/1/2005                       AAA / Aaa            4,061,720
                    Total                                                              5,379,687
                    District Of Columbia--0.2%
   1,365,000        District of Columbia, COPs, 5.00% (AMBAC
                    INS), 1/1/2006                                AAA / Aaa            1,400,340
                    Florida--4.6%
   1,000,000        Broward County, FL, Refunding UT GO
                    Bonds, 5.00%, 1/1/2006                        AA+ / Aa1            1,028,300
   600,000          Concorde Estates, FL Community
                    Development District, Revenue Bonds
                    (Series 2004B), 5.00% (Original Issue
                    Yield: 5.10%), 5/1/2011                       NR                   601,410
   1,635,000        Fishhawk Community Development District
                    II, Special Assessment Revenue Bonds
                    (Series 2003B), 5.00% (Original Issue
                    Yield: 5.10%), 11/1/2007                      NR                   1,660,588
   1,065,000     1  Florida State Department of Corrections,
                    Custodial Receipts, 1.50%, 9/10/2005          NR / A3              1,061,017
   1,445,000     1  Florida State Department of Corrections,
                    Custodial Receipts, 2.00%, 9/10/2006          NR / A3              1,427,776
   1,070,000        Gateway Services, FL Community
                    Development District, Special Assessment
                    Bonds (Series 2003B), 5.50% (Original
                    Issue Yield: 5.65%), 5/1/2010                 NR                   1,085,494
   1,360,000        Heritage Harbour South Community
                    Development District, FL, Capital
                    Improvement Revenue Bonds (Series 2002B),
                    5.40% (Original Issue Yield: 5.50%),
                    11/1/2008                                     NR                   1,374,797
   3,000,000        Highlands County, FL Health Facilities
                    Authority, Hospital Revenue Bonds, 3.35%
                    TOBs (Adventist Health System/ Sunbelt
                    Obligated Group), Mandatory Tender
                    9/1/2005                                      A / A2               3,020,130
   1,145,000        Lee County, FL IDA, Health Care
                    Facilities Revenue Bonds (Series 1999A),
                    5.25% (Shell Point Village Project),
                    11/15/2006                                    BBB- / NR            1,186,712
   2,865,000        Live Oak, FL Community Development
                    District No. 001, Special Assessment
                    Revenue Bonds (Series 2003B), 5.30%
                    (Original Issue Yield: 5.375%), 5/1/2008      NR                   2,884,253
   2,300,000        Live Oak, FL Community Development
                    District No. 002, Special Assessment
                    Revenue Bonds (Series 2004B), 5.00%
                    (Original Issue Yield: 5.028%), 11/1/2009     NR                   2,294,779
   1,245,000        Miami-Dade County, FL, Capital Asset
                    Acquisition Special Obligation Bonds
                    (Series 2002A), 5.00% (AMBAC INS),
                    4/1/2007                                      AAA / Aaa            1,320,086
   14,100,000       Orange County, FL, Health Facilities
                    Authority, (Orlando Regional Healthcare
                    System), (Series A), ARS, (Radian Asset
                    Assurance INS)                                AA / Aaa             14,100,000
   600,000          Renaissance Community Development
                    District, FL, Capital Improvement Revenue
                    Bonds (Series 2002B), 6.25% (Original
                    Issue Yield: 6.30%), 5/1/2008                 NR                   605,904
   265,000          Waterchase Community Development
                    District, FL, Capital Improvement Revenue
                    Bonds (Series 2001B), 5.90% (Original
                    Issue Yield: 6.00%), 5/1/2008                 NR                   266,738
                    Total                                                              33,917,984
                    Georgia--1.6%
   725,000          Coffee County, GA Hospital Authority,
                    Refunding Revenue Bonds, 5.00% (Coffee
                    Regional Medical Center, Inc.), 12/1/2006     BBB+ / NR            754,544
   830,000          Coffee County, GA Hospital Authority,
                    Refunding Revenue Bonds, 5.00% (Coffee
                    Regional Medical Center, Inc.), 12/1/2007     BBB+ / NR            880,373
   835,000          Coffee County, GA Hospital Authority,
                    Refunding Revenue Bonds, 5.00% (Coffee
                    Regional Medical Center, Inc.), 12/1/2008     BBB+ / NR            893,483
   3,135,000        Decatur County-Bainbridge, GA IDA,
                    Revenue Bonds, 4.00% TOBs (John B.
                    Sanifilippo & Son)/(Lasalle Bank, N.A.
                    LOC), Mandatory Tender 6/1/2006               A+ / NR              3,177,228
   900,000          Fulton De Kalb, GA Hospital Authority,
                    Refunding Revenue Certificates (Series
                    2003), 4.00%, 1/1/2005                        AA / Aa3             900,000
   2,330,000        Fulton De Kalb, GA Hospital Authority,
                    Refunding Revenue Certificates (Series
                    2003), 4.00%, 1/1/2006                        AA / Aa3             2,372,546
   1,750,000        Georgia State, UT GO Bonds (Series
                    1999D), 5.80%, 11/1/2005                      AAA / Aaa            1,805,475
   1,000,000        Walker County, GA, Sales Tax UT GO Bonds,
                    3.50% (FSA INS), 1/1/2007                     AAA / NR             1,024,810
                    Total                                                              11,808,459
                    Idaho--0.7%
   4,800,000        Boise City, ID Housing Authority,
                    Multifamily Housing Revenue Bonds (Series
                    2002A), 3.25% TOBs (Civic Plaza Housing
                    Project)/(Key Bank, N.A. LOC) 3/27/2006,
                    Mandatory Tender 3/27/2006                    NR / A1              4,828,704
                    Illinois--4.8%
   520,000          Chicago, IL Transit Authority, Capital
                    Grant Receipts Revenue Bonds (Series A),
                    4.00% (AMBAC INS), 6/1/2006                   AAA / Aaa            520,728
   5,000,000        Illinois Development Finance Authority,
                    PCRBs, (Illinois Power Co.), (Series A),
                    ARS, (MBIA INS)                               AAA / Aaa            5,000,000
   22,850,000       Illinois Development Finance Authority,
                    PCRBs, (Illinois Power Co.), ARS, (AMBAC
                    INS)                                          AAA / Aaa            22,850,000
   1,000,000        Illinois Educational Facilities
                    Authority, Revenue Bonds, (Series A),
                    5.00% (University of Chicago), 7/1/2007       AA / Aa1             1,062,850
   3,820,000        Illinois Finance Authority, Refunding
                    Revenue Bonds, 3.00% (OSF Health Care
                    Systems), 11/15/2005                          A / A2               3,838,565
   2,000,000        Illinois Finance Authority, Refunding
                    Revenue Bonds, 5.00% (OSF Health Care
                    Systems), 11/15/2006                          A / A2               2,087,220
                    Total                                                              35,359,363
                    Indiana--1.1%
   4,000,000        Indiana Development Finance Authority,
                    Refunding Revenue Bonds (Series 1998A),
                    4.75% TOBs (Southern Indiana Gas &
                    Electric Co.), Mandatory Tender 3/1/2006      BBB+ / Baa1          4,082,240
   1,000,000        Indiana Development Finance Authority,
                    Solid Waste Disposal Revenue Bonds, 2.70%
                    TOBs (Waste Management, Inc.), Mandatory
                    Tender 10/1/2005                              BBB / NR             998,280
   845,000          Indiana Health Facility Financing
                    Authority, Revenue Bonds (Series 2002G),
                    5.50% (Ascension Health Credit Group),
                    11/15/2005                                    AA / Aa2             869,378
   2,000,000        Lawrenceburg, IN Pollution Control
                    Revenue Board, PCRBs (Series F), 2.625%
                    TOBs (Indiana Michigan Power Co.),
                    Mandatory Tender 10/1/2006                    BBB / Baa2           2,000,500
                    Total                                                              7,950,398
                    Iowa--0.5%
   1,500,000        Iowa Higher Education Loan Authority,
                    3.90% RANs (Briar Cliff University),
                    5/24/2005                                     NR                   1,504,590
   385,000          Scott County, IA, Revenue Refunding Bonds
                    (Series 2004), 3.25% (Ridgecrest
                    Village), 11/15/2005                          NR                   385,970
   130,000          Scott County, IA, Revenue Refunding Bonds
                    (Series 2004), 4.00% (Ridgecrest
                    Village), 11/15/2006                          NR                   130,842
   660,000          Scott County, IA, Revenue Refunding Bonds
                    (Series 2004), 4.25% (Ridgecrest
                    Village), 11/15/2007                          NR                   670,467
   685,000          Scott County, IA, Revenue Refunding Bonds
                    (Series 2004), 4.25% (Ridgecrest
                    Village), 11/15/2008                          NR                   694,446
                    Total                                                              3,386,315
                    Kansas--2.3%
   3,000,000        Burlington, KS, Refunding Revenue Bonds
                    (Series 1998B), 4.75% TOBs (Kansas City
                    Power And Light Co.), Mandatory Tender
                    10/1/2007                                     BBB / A3             3,134,940
   6,300,000        Burlington, KS, Refunding Revenue Bonds
                    (Series 1998C), 2.38% TOBs (Kansas City
                    Power And Light Co.), Mandatory Tender
                    9/1/2005                                      BBB / A3             6,279,525
   125,000          Johnson County, KS Park & Recreation
                    District, Refunding Revenue Bonds (Series
                    2001A), 5.10%, 1/1/2005                       NR                   125,000
   5,000,000        La Cygne, KS, Environmental Improvement
                    Revenue Refunding Bonds (Series 1994),
                    2.25% TOBs (Kansas City Power And Light
                    Co.), Mandatory Tender 9/1/2005               BBB / A2             4,987,000
   600,000          Lawrence, KS Hospital Authority, Hospital
                    Revenue Bonds, 2.50% (Lawrence Memorial
                    Hospital), 7/1/2005                           NR / Baa1            599,484
   860,000          Lawrence, KS Hospital Authority, Hospital
                    Revenue Bonds, 3.00% (Lawrence Memorial
                    Hospital), 7/1/2006                           NR / Baa1            862,571
   350,000          University of Kansas Hospital Authority,
                    Health Facilities Revenue Bonds, 5.00%
                    (KU Health System), 9/1/2006                  A- / NR              363,167
   250,000          University of Kansas Hospital Authority,
                    Health Facilities Revenue Bonds, 5.00%
                    (KU Health System), 9/1/2007                  A- / NR              263,753
                    Total                                                              16,615,440
                    Louisiana--2.2%
   500,000          Calcasieu Parish, LA, IDB, Refunding
                    PCRBs, (Series 2001), 4.80% (Occidental
                    Petroleum Corp.), 12/1/2006                   BBB+ / Baa1          518,270
   900,000          Louisiana Public Facilities Authority,
                    FHA Insured Mortgage Revenue Bonds
                    (Series 2004), 5.00% (Baton Rouge General
                    Medical Center)/(MBIA Insurance Corp.
                    INS), 1/1/2009                                AAA / Aaa            977,274
   1,000,000        Louisiana State Offshore Terminal
                    Authority, Deep Water Port Refunding
                    Revenue Bonds (Series 2003D), 4.00% TOBs
                    (Loop LLC), Mandatory Tender 9/1/2008         A / A3               1,026,220
   4,500,000        Louisiana State Offshore Terminal
                    Authority, Refunding Revenue Bonds, 2.15%
                    TOBs (Loop LLC), Mandatory Tender 4/1/2005    A / A3               4,495,860
   355,000          Opelousas, LA General Hospital Authority,
                    Revenue Bonds, 3.00% (Opelousas General
                    Health System), 10/1/2005                     BBB+ / NR            355,462
   535,000          Opelousas, LA General Hospital Authority,
                    Revenue Bonds, 3.50% (Opelousas General
                    Health System), 10/1/2006                     BBB+ / NR            539,601
   800,000          Opelousas, LA General Hospital Authority,
                    Revenue Bonds, 4.00% (Opelousas General
                    Health System), 10/1/2007                     BBB+ / NR            818,600
   830,000          Opelousas, LA General Hospital Authority,
                    Revenue Bonds, 4.50% (Opelousas General
                    Health System), 10/1/2008                     BBB+ / NR            861,557
   5,000,000        St. Charles Parish, LA, Refunding PCRBs
                    (Series 1999A), 4.90% TOBs (Entergy
                    Louisiana, Inc.), Mandatory Tender
                    6/1/2005                                      BBB- / Baa2          5,042,850
   1,800,000        West Feliciana Parish, LA, PCRBs, 7.70%
                    (Entergy Gulf States, Inc.), 12/1/2014        BB+ / Ba1            1,849,050
                    Total                                                              16,484,744
                    Maine--0.4%
   3,000,000        Maine Finance Authority, Solid Waste
                    Disposal Revenue Bonds, 2.90% TOBs (Waste
                    Management, Inc.), Mandatory Tender
                    6/1/2005                                      BBB / NR             3,000,060
                    Maryland--0.2%
   1,600,000        Prince Georges County, MD, IDRB (Series
                    1993), 2.16% TOBs (International Paper
                    Co.), Optional Tender 7/15/2005               BBB / Baa2           1,602,384
                    Massachusetts--1.9%
   3,250,000        Commonwealth of Massachusetts, UT GO
                    Bonds (Series 2002E), 5.00%, 1/1/2005         AA- / Aa2            3,250,000
   400,000          Massachusetts Development Finance Agency,
                    Revenue Bonds, 5.00% (Massachusetts
                    College of Pharmacy & Allied Health
                    Sciences), 7/1/2008                           BBB / NR             422,100
   520,000          Massachusetts HEFA, Revenue Bonds (Series
                    1998B), 5.00% (Cape Cod Healthcare),
                    11/15/2006                                    BBB / NR             534,596
   430,000          Massachusetts HEFA, Revenue Bonds (Series
                    1998B), 5.00% (Cape Cod Healthcare),
                    11/15/2007                                    BBB / NR             447,320
   500,000          Massachusetts HEFA, Revenue Bonds (Series
                    2003E), 3.00% (Partners Healthcare
                    Systems), 7/1/2005                            AA- / Aa3            502,475
   2,000,000        Massachusetts State HFA, Housing Revenue
                    Bonds (Series 2003B), 4.00%, 6/1/2005         AA- / Aa3            2,012,260
   6,625,000        New Bedford, MA, 3.50% RANs, 6/30/2005        NR                   6,664,286
                    Total                                                              13,833,037
                    Michigan--2.3%
   2,000,000        Detroit, MI, Convention Facility Special
                    Tax Revenue Refunding Bonds (Series
                    2003), 5.00% (Cobo Hall Project)/(MBIA
                    Insurance Corp. INS), 9/30/2008               AAA / Aaa            2,172,240
   2,500,000        Michigan Municipal Bond Authority,
                    Refunding Revenue Bonds (Series 2002),
                    5.00% (Clean Water Revolving Fund),
                    10/1/2005                                     AAA / Aaa            2,556,525
   2,000,000        Michigan Public Power Agency, Belle River
                    Project Refunding Revenue Bonds (Series
                    2002A), 5.00%, 1/1/2005                       AA / A1              2,000,000
   1,000,000        Michigan State Hospital Finance
                    Authority, Hospital Refunding Revenue
                    Bonds (Series 2003A), 5.00% (Henry Ford
                    Health System, MI), 3/1/2005                  A- / A1              1,004,490
   1,130,000        Michigan State Hospital Finance
                    Authority, Hospital Refunding Revenue
                    Bonds (Series 2003A), 5.00% (Henry Ford
                    Health System, MI), 3/1/2006                  A- / A1              1,160,476
   1,000,000        Michigan State Hospital Finance
                    Authority, Revenue Bonds, 5.00% (Oakwood
                    Obligated Group), 11/1/2006                   A / A2               1,040,930
   1,975,000        Michigan State Strategic Fund, Revenue
                    Bonds (Series 2004), 3.00% (NSF
                    International), 8/1/2008                      A- / NR              1,978,437
   1,000,000        Michigan State Strategic Fund, Revenue
                    Bonds, 3.75% TOBs (Waste Management,
                    Inc.), Mandatory Tender 8/1/2007              BBB / NR             1,008,660
   3,500,000        Michigan State Strategic Fund, Solid
                    Waste Refunding Limited Obligation
                    Revenue Bonds, 2.20% TOBs (Waste
                    Management, Inc.), Mandatory Tender
                    2/1/2005                                      BBB / NR             3,498,005
   500,000          Saginaw, MI Hospital Finance Authority,
                    Hospital Revenue Refunding Bonds (Series
                    2004G), 3.00% (Covenant Medical Center,
                    Inc.), 7/1/2005                               A / NR               501,620
                    Total                                                              16,921,383
                    Minnesota--0.5%
   400,000          Duluth, MN EDA, Health Care Facilities
                    Revenue Bonds (Series 2004), 2.00%
                    (Benedictine Health System-St. Mary's
                    Duluth Clinic Health System Obligated
                    Group), 2/15/2005                             A- / NR              399,800
   400,000          Duluth, MN EDA, Health Care Facilities
                    Revenue Bonds (Series 2004), 4.50%
                    (Benedictine Health System-St. Mary's
                    Duluth Clinic Health System Obligated
                    Group), 2/15/2006                             A- / NR              408,832
   1,400,000        Minneapolis, MN Health Care System,
                    Revenue Bonds (Series 2002A), 5.00%
                    (Allina Health System, MN), 11/15/2005        A- / A3              1,429,708
   1,210,000        Minneapolis/St. Paul, MN Housing &
                    Redevelopment Authority, Health Care
                    Facility Revenue Bonds (Series 2003),
                    4.00% (HealthPartners Obligated Group),
                    12/1/2005                                     BBB+ / Baa1          1,223,165
                    Total                                                              3,461,505
                    Mississippi--0.7%
   370,000          Mississippi Hospital Equipment &
                    Facilities Authority, Refunding &
                    Improvement Revenue Bonds, 2.70%
                    (Southwest Mississippi Regional Medical
                    Center), 4/1/2005                             BBB+ / NR            369,848
   765,000          Mississippi Hospital Equipment &
                    Facilities Authority, Refunding &
                    Improvement Revenue Bonds, 3.00%
                    (Southwest Mississippi Regional Medical
                    Center), 4/1/2006                             BBB+ / NR            765,306
   2,000,000        Mississippi Hospital Equipment &
                    Facilities Authority, Revenue Bonds
                    (Series 2004B-2 R-Floats), 3.00% TOBs
                    (Baptist Memorial Healthcare), Mandatory
                    Tender 10/1/2005                              AA / NR              2,008,060
   2,250,000        Mississippi Hospital Equipment &
                    Facilities Authority, Revenue Bonds
                    (Series 2004B-2 R-Floats), 3.50% TOBs
                    (Baptist Memorial Healthcare), Mandatory
                    Tender 10/1/2006                              SP-2                 2,277,068
                    Total                                                              5,420,282
                    Missouri--0.6%
   895,000          Cape Girardeau County, MO IDA, Health
                    Care Facilities Revenue Bonds, (Series
                    A), 4.25% (St. Francis Medical Center,
                    MO), 6/1/2005                                 A / NR               901,176
   1,000,000        Missouri State HEFA, RANs (Series 2002B),
                    3.00% (Evangel University), 4/22/2005         NR                   999,680
   2,500,000     1  Missouri State HEFA, RANs (Series 2004D),
                    3.00% (Rockhurst University), 4/22/2005       NR                   2,505,573
                    Total                                                              4,406,429
                    Nebraska--0.6%
   1,350,000        Douglas County, NE, Variable Rate Demand
                    IDRB (Series 1986), 3.00% TOBs (Omaha
                    Landmark Lodging LP Project)/(First
                    National Bank of Omaha LOC), Optional
                    Tender 6/1/2005                               NR                   1,350,068
   1,935,000        Douglas County, NE, Variable Rate Demand
                    IDRB, 3.00% TOBs (3001 Chicago LP
                    Project)/(First National Bank of Omaha
                    LOC), Optional Tender 6/1/2005                NR                   1,935,077
   1,000,000        Nebraska Public Power District, General
                    Revenue Bonds (Series 2002B), 4.00%
                    (AMBAC INS), 1/1/2006                         AAA / Aaa            1,018,060
                    Total                                                              4,303,205
                    Nevada--0.8%
   2,345,000        Clark County, NV Improvement District,
                    Limited Obligation Improvement Bonds,
                    4.00% (Special Improvement District No.
                    142 (Mountain's Edge)), 8/1/2007              NR                   2,364,721
   1,500,000     1  Director of the State of Nevada
                    Department of Business and Industry,
                    Solid Waste Disposal Revenue Bonds, 3.30%
                    TOBs (Waste Management, Inc.), Mandatory
                    Tender 10/1/2007                              BBB / NR             1,497,600
   1,695,000        Las Vegas, NV Special Improvement
                    District No. 607, Local Improvement
                    Special Assessment Bonds (Series 2004),
                    4.00%, 6/1/2007                               NR                   1,712,272
                    Total                                                              5,574,593
                    New Hampshire--0.4%
   2,000,000        New Hampshire Business Finance Authority,
                    Refunding PCRBs, 2.05% TOBs (United
                    Illuminating Co.), Mandatory Tender
                    2/1/2005                                      NR / Baa2            1,998,680
   740,000          New Hampshire State IDA, (Series 1991),
                    3.00% TOBs (International Paper Co.),
                    Optional Tender 10/15/2005                    BBB / Baa2           740,000
                    Total                                                              2,738,680
                    New Jersey--3.6%
   2,325,000        Asbury Park, NJ, 3.00% TANs, 2/18/2005        NR                   2,327,046
   1,500,000        Asbury Park, NJ, 3.25% TANs, 2/27/2005        NR                   1,501,800
   4,000,000        Bayonne, NJ, 3.00% BANs, 7/1/2005             NR                   4,016,503
   7,500,000        Bayonne, NJ, 4.00% TANs, 9/1/2005             NR                   7,552,950
   2,311,150        Kearny, NJ, 3.00% BANs, 6/30/2005             NR                   2,312,352
   1,000,000        New Jersey EDA, Revenue Bonds, (Series
                    2004), 5.00% (NJ Dedicated Cigarette
                    Excise Tax), 6/15/2007                        BBB / Baa2           1,058,800
   275,000          New Jersey EDA, Revenue Refunding Bonds
                    (Series A), 3.00% (Winchester Gardens at
                    Ward Homestead), 11/1/2006                    BBB-                 274,093
   705,000          New Jersey EDA, Revenue Refunding Bonds
                    (Series A), 3.25% (Winchester Gardens at
                    Ward Homestead)/(Original Issue Yield:
                    3.35%), 11/1/2007                             BBB-                 701,412
   720,000          New Jersey EDA, School Facilities
                    Construction Revenue Bonds (Series
                    2004I), 5.00% (New Jersey State), 9/1/2009    A+ / A1              786,046
   750,000          New Jersey State Educational Facilities
                    Authority, Revenue Bonds (Series 2002C),
                    4.00% (Stevens Institute of Technology),
                    7/1/2005                                      BBB+ / Baa2          756,810
   1,805,000        Weehawken Township, NJ, 2.50% BANs,
                    4/14/2005                                     NR                   1,803,881
   3,550,000        Weehawken Township, NJ, 3.00% BANs,
                    9/14/2005                                     NR                   3,571,016
                    Total                                                              26,662,709
                    New Mexico--1.4%
   3,000,000        Farmington, NM, PCRBs (Series 2003B),
                    2.10% TOBs (Public Service Co., NM),
                    Mandatory Tender 4/1/2006                     BBB / Baa2           2,974,140
   1,000,000        Farmington, NM, Refunding Revenue Bonds
                    (Series 2002A), 6.375% TOBs (El Paso
                    Electric Co.), Mandatory Tender 8/1/2005      BBB- / Baa3          1,018,460
   1,360,000        New Mexico State Hospital Equipment Loan
                    Council, Hospital Revenue Bonds (Series
                    2003), 3.00% (St. Vincent
                    Hospital)/(Radian Asset Assurance INS),
                    7/1/2005                                      AA / NR              1,365,522
   5,000,000        Sandoval County, NM, Incentive Payment
                    Revenue Bonds (Series 2004), 4.25% (Intel
                    Corp.), 12/1/2006                             SP-1+                5,139,650
                    Total                                                              10,497,772
                    New York--5.3%
   1,115,000        Dutchess County, NY IDA, Revenue Bonds,
                    2.80% (Marist College), 7/1/2006              NR / Baa1            1,118,836
   2,175,000        Dutchess County, NY IDA, Revenue Bonds,
                    3.20% (Marist College), 7/1/2007              NR / Baa1            2,198,229
   5,800,000        Dutchess County, NY Resource Recovery
                    Agency, (Series 2004), 1.80% BANs,
                    5/1/2005                                      SP-1+                5,794,084
   5,030,000        Elmira City, NY, 3.50% BANs, 11/29/2005       NR                   5,063,353
   555,000          Franklin County, NY Solid Waste
                    Management Authority, Solid Waste System
                    Revenue  Refunding Bonds (Series A),
                    3.00% (American Capital Access INS),
                    6/1/2005                                      A / NR               556,526
   760,000          Franklin County, NY Solid Waste
                    Management Authority, Solid Waste System
                    Revenue Refunding Bonds (Series A), 3.00%
                    (American Capital Access INS), 6/1/2006       A / NR               763,952
   790,000          Franklin County, NY Solid Waste
                    Management Authority, Solid Waste System
                    Revenue Refunding Bonds (Series A), 3.00%
                    (American Capital Access INS), 6/1/2007       A / NR               793,713
   1,640,000        New York City, NY Transitional Finance
                    Authority, Secured Future Tax Revenue
                    Bonds (Series 2003A), 5.00%, 2/1/2009         AA+ / Aa2            1,788,059
   1,000,000        New York City, NY, UT GO  Bonds (Series
                    G), 5.00%, 8/1/2007                           A / A2               1,061,810
   3,000,000        New York City, NY, UT GO Bonds (Fiscal
                    2004 Series E), 5.00%, 8/1/2005               A / A2               3,051,330
   3,000,000        New York City, NY, UT GO Bonds (Series
                    2002G), 5.00%, 8/1/2005                       A / A2               3,051,330
   2,000,000        New York City, NY, UT GO Bonds (Series
                    2004I), 5.00%, 8/1/2008                       A / A2               2,152,020
   3,410,000        New York State Dormitory Authority,
                    Mental Health Services Facilities Revenue
                    Bonds (Series C-1), 5.00% (New York
                    State), 2/15/2005                             AA- / NR             3,421,799
   900,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2003), 3.00%
                    (Kateri Residence )/(Allied Irish Banks
                    PLC LOC), 7/1/2006                            NR / Aa3             907,317
   225,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2003), 4.00% (North
                    Shore-Long Island Jewish Obligated
                    Group), 5/1/2005                              NR / A3              226,292
   570,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2003), 5.00% (North
                    Shore-Long Island Jewish Obligated
                    Group), 5/1/2006                              NR / A3              588,080
   805,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2003A), 4.00%
                    (Brooklyn Law School)/(Radian Asset
                    Assurance INS), 7/1/2005                      AA / NR              812,994
   1,280,000        New York State Dormitory Authority,
                    Revenue Bonds (Series 2003A), 4.00%
                    (Brooklyn Law School)/(Radian Asset
                    Assurance INS), 7/1/2006                      AA / NR              1,312,384
   3,200,000        New York State Urban Development Corp.,
                    Correctional & Youth Facilities Revenue
                    Bonds (Series 2002A), 5.00% (New York
                    State), 1/1/2008                              AA- / A2             3,431,264
   1,000,000        New York State Urban Development Corp.,
                    Revenue Bonds  (Series 2003B), 3.00% (New
                    York State Personal Income Tax Revenue
                    Bond Fund), 3/15/2005                         AA / NR              1,001,990
                    Total                                                              39,095,362
                    North Carolina--0.9%
   4,370,000        North Carolina Medical Care Commission,
                    Healthcare Facilities Revenue Bonds
                    (Series 2003A), 4.00% (Novant Health
                    Obligated Group), 11/1/2005                   AA- / Aa3            4,438,259
   1,000,000        North Carolina Medical Care Commission,
                    Retirement Facilities First Mortgage
                    Revenue Bonds (Series 2004C), 3.80%
                    (Cypress Glen), 10/1/2007                     NR                   1,005,180
   1,000,000        North Carolina Municipal Power Agency No.
                    1, Electric Revenue Bonds (Series 2003A),
                    5.00%, 1/1/2005                               BBB+ / A3            1,000,000
                    Total                                                              6,443,439
                    North Dakota--0.2%
   500,000          North Dakota State Building Authority,
                    Revenue Bonds, 3.50%, 12/1/2005               A+ / A2              506,025
   980,000          North Dakota State Building Authority,
                    Revenue Bonds, 3.50%, 12/1/2006               A+ / A2              998,640
                    Total                                                              1,504,665
                    Ohio--3.6%
   500,000          Franklin County, OH Health Care
                    Facilities, Extendable Rate Adjustable
                    Securities Revenue Bonds (Series 2001B),
                    6.50% TOBs (Ohio Presbyterian Retirement
                    Services), Mandatory Tender 7/1/2006          BBB / NR             499,955
   550,000          Franklin County, OH IDA, Revenue Bonds,
                    1.65% TOBs (C M Media, Inc.)/(Key Bank,
                    N.A. LOC), Optional Tender 3/1/2005           NR                   549,016
   2,050,000        Garfield Heights, OH City School
                    District, Energy Conservation Improvement
                    (Series 2004), 2.86% BANs, 7/21/2005          NR                   2,051,784
   1,750,000        Lorain, OH, 2.75% BANs, 3/17/2005             NR                   1,747,918
   2,030,000        Mahoning County, OH Hospital Facilities,
                    Adjustable Rate Demand Health Care
                    Facilities Revenue Refunding Bonds
                    (Series 2002), 4.00% TOBs (Copeland Oaks
                    Project)/(Sky Bank LOC), Mandatory Tender
                    3/31/2005                                     NR / A3              2,034,365
   1,420,000        Nelsonville, OH, 1.66% BANs, 3/3/2005         NR                   1,420,654
   1,750,000        Ohio State Air Quality Development
                    Authority, Refunding Revenue Bonds
                    (Series 2002A), 3.375% TOBs (Pennsylvania
                    Power Co.), Mandatory Tender 7/1/2005         BB+ / Baa2           1,745,765
   300,000          Ohio State Higher Educational Facilities
                    Commission, Higher Educational Revenue
                    Bonds, 2.00% (John Carroll University,
                    OH), 11/15/2005                               NR / A2              299,958
   2,000,000        Ohio State Water Development Authority
                    Pollution Control Facilities, Refunding
                    Revenue Bonds (Series 1999B), 4.50% TOBs
                    (Toledo Edison Co.), Mandatory Tender
                    9/1/2005                                      BB+ / Baa3           2,018,720
   4,000,000        Ohio State Water Development Authority
                    Pollution Control Facilities, Refunding
                    Revenue Bonds (Series B), 3.35% TOBs
                    (Ohio Edison Co.), Mandatory Tender
                    12/1/2005                                     BB+ / Baa2           4,010,160
   9,968,000        Wheelersburg, OH Local School District,
                    3.25% BANs, 6/23/2005                         NR                   9,994,016
                    Total                                                              26,372,311
                    Oklahoma--0.7%
   310,000          Oklahoma Development Finance Authority,
                    Hospital Revenue Refunding Bonds (Series
                    2004), 5.00% (Unity Health Center),
                    10/1/2005                                     BBB+ / NR            314,873
   605,000          Oklahoma Development Finance Authority,
                    Hospital Revenue Refunding Bonds (Series
                    2004), 5.00% (Unity Health Center),
                    10/1/2006                                     BBB+ / NR            625,134
   870,000          Oklahoma Development Finance Authority,
                    Hospital Revenue Refunding Bonds (Series
                    2004), 5.00% (Unity Health Center),
                    10/1/2007                                     BBB+ / NR            912,038
   3,280,000        Tulsa County, OK Industrial Authority,
                    Capital Improvements Revenue  Bonds
                    (Series 2003B), 4.00%, 5/15/2006              AA- / NR             3,356,621
                    Total                                                              5,208,666
                    Oregon--1.8%
   12,300,000       Medford, OR Hospital Facilities
                    Authority, (Rogue Valley Manor), SAVRs
                    (Series 2002), (Radian Asset Assurance,
                    INS)                                          AA / NR              12,300,000
   1,050,000        Oregon State Bond Bank, Revenue Bonds
                    (Series 2002B), 3.00% (Oregon State
                    Economic & Community Development
                    Commission)/(MBIA Insurance Corp. INS),
                    1/1/2005                                      AAA / Aaa            1,050,000
                    Total                                                              13,350,000
                    Pennsylvania--6.1%
   11,500,000       Allegheny County, PA HDA, (UPMC Health
                    System), (SERIES 2004-B1), ARS                A+ / NR              11,500,000
   2,500,000        Allegheny County, PA HDA, Revenue Bonds
                    (Series (2003B), 5.50% (UPMC Health
                    System), 6/15/2005                            A+ / NR              2,537,525
   3,000,000        Allegheny County, PA HDA, Revenue Bonds
                    (Series 2003B), 5.50% (UPMC Health
                    System), 6/15/2006                            A+ / NR              3,126,030
   500,000          Delaware County, PA Authority, Revenue
                    Bonds, (Series A), 4.00% (Dunwoody
                    Village, Inc.), 4/1/2005                      A- / NR              502,095
   300,000          Delaware County, PA Authority, Revenue
                    Bonds, (Series A), 4.00% (Dunwoody
                    Village, Inc.), 4/1/2006                      A- / NR              305,160
   330,000          Delaware County, PA Authority, Revenue
                    Bonds, (Series A), 4.50% (Dunwoody
                    Village, Inc.), 4/1/2007                      A- / NR              342,504
   2,205,000        Delaware River Joint Toll Bridge
                    Commission, Pennsylvania-New Jersey
                    Bridge System Revenue Bonds (Series
                    2003), 4.00%, 7/1/2005                        A- / A2              2,227,050
   1,500,000        Erie, PA Higher Education Building
                    Authority, (Series F), 2.25% TOBs (Gannon
                    University)/(PNC Bank, N.A. LOC),
                    Mandatory Tender 1/15/2007                    AA- / NR             1,486,545
   565,000          Erie, PA Higher Education Building
                    Authority, College Revenue Refunding
                    Bonds (Series 2004A), 2.20% (Mercyhurst
                    College), 3/15/2005                           BBB / NR             564,650
   780,000          Erie, PA Higher Education Building
                    Authority, College Revenue Refunding
                    Bonds (Series 2004A), 2.55% (Mercyhurst
                    College), 3/15/2006                           BBB / NR             777,832
   800,000          Erie, PA Higher Education Building
                    Authority, College Revenue Refunding
                    Bonds (Series 2004A), 2.875% (Mercyhurst
                    College), 3/15/2007                           BBB / NR             800,336
   300,000          Erie, PA Higher Education Building
                    Authority, College Revenue Refunding
                    Bonds (Series 2004B), 2.20% (Mercyhurst
                    College), 3/15/2005                           BBB / NR             299,814
   185,000          Erie, PA Higher Education Building
                    Authority, College Revenue Refunding
                    Bonds (Series 2004B), 2.55% (Mercyhurst
                    College), 3/15/2006                           BBB / NR             184,486
   200,000          Erie, PA Higher Education Building
                    Authority, College Revenue Refunding
                    Bonds (Series 2004B), 2.875% (Mercyhurst
                    College), 3/15/2007                           BBB / NR             200,084
   2,000,000        Pennsylvania State Higher Education
                    Facilities Authority, Pennsylvania
                    Financing Program Revenue Bonds (Series
                    M), 4.00% TOBs (Cedar Crest
                    College)/(Citizens Bank of Pennsylvania
                    LOC), Mandatory Tender 5/1/2006               NR / Aa2             2,030,820
   2,500,000        Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds
                    (Series 2004M-2), 3.50% TOBs (Valley
                    Forge Military Academy
                    Foundation)/(Fulton Bank LOC), Mandatory
                    Tender 11/1/2008                              NR / A1              2,512,400
   6,250,000        Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds
                    (Series E4), 1.70% TOBs (Washington &
                    Jefferson College)/(National City Bank,
                    Pennsylvania LOC), Mandatory Tender
                    11/1/2005                                     NR / Aa3             6,228,938
   3,000,000        Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds,
                    3.625% TOBs (Gannon University)/(PNC
                    Bank, N.A. LOC), Mandatory Tender 5/1/2006    AA- / NR             3,049,380
   1,950,000        Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds,
                    3.625% TOBs (King's College)/(PNC Bank,
                    N.A. LOC), Mandatory Tender 5/1/2006          AA- / NR             1,982,097
   1,750,000        Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds,
                    4.00% TOBs (York College of
                    Pennsylvania)/(Allied Irish Banks PLC
                    LOC), Mandatory Tender 11/1/2005              NR / Aa3             1,776,653
   450,000          Philadelphia, PA, UT GO Bonds (Series
                    2003A), 4.00% (XL Capital Assurance Inc.
                    INS), 2/15/2005                               AAA / Aaa            451,098
   115,000          Scranton-Lackawanna, PA Health & Welfare
                    Authority, Revenue Bonds, 7.125% (Allied
                    Services Rehabilitation Hospitals, PA),
                    7/15/2005                                     BB+                  116,084
   600,000          Washington County, PA Hospital Authority,
                    Hospital Revenue Bonds, 4.50%
                    (Monongahela Valley Hospital), 6/1/2005       NR / A3              604,680
   755,000          Washington County, PA Hospital Authority,
                    Hospital Revenue Bonds, 4.75%
                    (Monongahela Valley Hospital), 6/1/2006       NR / A3              776,578
                    Total                                                              44,382,839
                    Rhode Island--0.1%
   1,000,000        Rhode Island State Health and Educational
                    Building Corp., Hospital Financing
                    Revenue Bonds, 3.00% (Memorial
                    Hospital)/(Fleet National Bank LOC),
                    7/1/2005                                      AA- / NR             1,003,930
                    South Carolina--1.1%
   3,560,000        Charleston County, SC, Hospital
                    Facilities Revenue Bonds (Series 2004A),
                    5.00% (CareAlliance Health Services d/b/a
                    Roper St. Francis Healthcare), 8/15/2005      A- / A3              3,616,355
   2,000,000        Richland County, SC, Environmental
                    Improvement Revenue Refunding Bonds
                    (Series 2002A), 4.25% (International
                    Paper Co.), 10/1/2007                         BBB / Baa2           2,060,160
   700,000          South Carolina Jobs-EDA, Hospital
                    Facilities Refunding & Improvement
                    Revenue Bonds (Series 2003C), 4.25%
                    (Palmetto Health Alliance), 8/1/2005          BBB / Baa2           705,845
   820,000          South Carolina Jobs-EDA, Hospital
                    Facilities Refunding & Improvement
                    Revenue Bonds (Series 2003C), 4.50%
                    (Palmetto Health Alliance), 8/1/2006          BBB / Baa2           839,245
   1,100,000        South Carolina State Public Service
                    Authority, Revenue Bonds (Series D),
                    5.00% (Santee Cooper), 1/1/2007               AA- / Aa2            1,156,738
                    Total                                                              8,378,343
                    South Dakota--0.2%
   1,070,000        South Dakota State Health & Educational
                    Authority, Refunding Revenue Bonds, 5.25%
                    (Sioux Valley Hospital & Health System),
                    11/1/2005                                     A+ / A1              1,095,284
                    Tennessee--1.4%
   2,000,000        Carter County, TN IDB, (Series 1983),
                    4.15% (Temple-Inland, Inc.), 10/1/2007        BBB / NR             2,046,960
   290,000          Knox County, TN Health Education &
                    Housing Facilities Board, Refunding
                    Improvement Revenue Bonds (Series 2003B),
                    3.50% (East Tennessee Children's
                    Hospital), 7/1/2005                           BBB+ / Baa1          290,635
   3,690,000        Knox County, TN, Refunding UT GO Bonds,
                    4.50%, 4/1/2006                               AA / Aa2             3,795,128
   1,000,000        Shelby County, TN Health Education &
                    Housing Facilities Board, Revenue Bonds
                    (Series 2004A R-Floats), 5.00% (Baptist
                    Memorial Healthcare), 9/1/2007                AA / NR              1,054,560
   2,000,000        Shelby County, TN Health Education &
                    Housing Facilities Board, Revenue Bonds
                    (Series 2004A R-Floats), 5.00% TOBs
                    (Baptist Memorial Healthcare), Mandatory
                    Tender 10/1/2008                              AA / NR              2,126,320
   600,000          Sullivan County, TN Health Educational &
                    Housing Facilities Board, Hospital
                    Revenue Bonds, 5.25% (Wellmont Health
                    System), 9/1/2005                             BBB+ / NR            608,214
                    Total                                                              9,921,817
                    Texas--3.7%
   1,000,000        Austin, TX, GO UT, 5.00%, 9/1/2006            AA+ / Aa2            1,044,290
   250,000          Brazoria County, TX Health Facilities
                    Development Corp., Revenue Bonds, 4.00%
                    (Brazosport Memorial Hospital)/(Radian
                    Asset Assurance INS), 7/1/2005                AA / NR              252,175
   930,000          Brazoria County, TX Health Facilities
                    Development Corp., Revenue Bonds, 4.00%
                    (Brazosport Memorial Hospital)/(Radian
                    Asset Assurance INS), 7/1/2006                AA / NR              949,995
   1,445,000        Brazos River Authority, TX, (Series
                    1995B), 5.05% TOBs (TXU Energy),
                    Mandatory Tender 6/19/2006                    BBB / Baa2           1,486,862
   5,000,000        Brazos River Authority, TX, Refunding
                    PCRBs (Series 1994A), 3.00% TOBs (TXU
                    Energy), Mandatory Tender 5/1/2005            BBB / Baa2           5,003,300
   1,015,000        Decatur, TX Hospital Authority, Hospital
                    Revenue Bonds (Series 2004A), 5.50% (Wise
                    Regional Health System), 9/1/2008             NR                   1,055,356
   1,020,000        Decatur, TX Hospital Authority, Hospital
                    Revenue Bonds (Series 2004A), 6.00% (Wise
                    Regional Health System), 9/1/2009             NR                   1,068,685
   1,000,000        Gregg County, TX HFDC, Hospital Revenue
                    Bonds (Series 2002A), 5.50% (Good
                    Shepherd Medical Center), 10/1/2005           BBB / Baa2           1,018,430
   1,000,000        Gulf Coast, TX Waste Disposal Authority,
                    Environmental Facilities Refunding
                    Revenue Bonds, 4.20% (Occidental
                    Petroleum Corp.), 11/1/2006                   BBB+ / Baa1          1,028,130
   1,000,000        Harris County, TX HFDC, Hospital Revenue
                    Bonds (Series 2004A), 5.00% (Memorial
                    Hermann Healthcare System), 12/1/2008         A / A2               1,068,900
   1,000,000        Lewisville, TX, Combination Contract
                    Revenue and Special Assessment Bonds,
                    4.125% TOBs (Lewisville Castle Hills
                    Public Improvement District No.
                    3)/(United States Treasury PRF),
                    Mandatory Tender 11/1/2006                    AA / NR              1,033,740
   1,000,000        Lower Colorado River Authority, TX,
                    Revenue Refunding Bonds, 5.00%, 5/15/2006     A / A1               1,036,380
   3,000,000        Matagorda County, TX Navigation District
                    Number One, Refunding PCRBs (Series
                    2001A), 4.55% TOBs (AEP Texas Central
                    Co.), Mandatory Tender 11/1/2006              BBB / Baa2           3,092,760
   1,750,000        North Central Texas HFDC, Hospital
                    Revenue Bonds, 5.50% (Baylor Health Care
                    System), 5/15/2005                            AA- / Aa3            1,771,718
   1,000,000        North Texas Tollway Authority, Revenue
                    Refunding Bonds (Series 2003C), 3.00%
                    (Dallas North Tollway System)/(FSA INS),
                    1/1/2006                                      AAA / Aaa            1,007,920
   1,000,000        Tarrant County, TX Housing Finance Corp.,
                    Multifamily Housing Revenue Bonds (Series
                    2002A), 6.25% (Quail Ridge Apartments
                    Project), 4/1/2007                            NR                   993,850
   1,500,000        Trinity River Authority of Texas,
                    Refunding PCRBs (Series A), 5.00% TOBs
                    (TXU Energy), Mandatory Tender 11/1/2006      BBB- / Baa2          1,552,665
   600,000          Tyler, TX Health Facilities Development
                    Corp., Hospital Revenue Bonds, 4.00%
                    (Mother Frances Hospital ), 7/1/2005          NR / Baa1            604,638
   600,000          Tyler, TX Health Facilities Development
                    Corp., Hospital Revenue Bonds, 4.50%
                    (Mother Frances Hospital ), 7/1/2006          NR / Baa1            616,530
   1,000,000        University of Texas, Financing System
                    Revenue Bonds (Series 2001B), 5.00%,
                    8/15/2007                                     AAA / Aaa            1,067,110
                    Total                                                              26,753,434
                    Utah--0.7%
   3,300,000        Box Elder County, UT, PCRBs (Series
                    1984), 2.00% TOBs (Nucor Corp.), Optional
                    Tender 10/1/2005                              VMIG-1               3,291,618
   1,500,000        Utah County, UT, Hospital Revenue Bonds,
                    5.00% (IHC Health Services, Inc.),
                    5/15/2005                                     AA+ / Aa1            1,516,470
                    Total                                                              4,808,088
                    Virginia--1.1%
   1,000,000        Chesterfield County, VA IDA, PCRBs, 4.95%
                    (Virginia Electric & Power Co.), 12/1/2007    BBB+ / A3            1,025,510
   400,000          Halifax, VA IDA, Hospital Refunding
                    Revenue Bonds, 3.00% (Halifax Regional
                    Hospital, Inc.), 9/1/2005                     A / NR               401,696
   1,000,000        Halifax, VA IDA, Hospital Refunding
                    Revenue Bonds, 4.00% (Halifax Regional
                    Hospital, Inc.), 9/1/2007                     A / NR               1,033,150
   3,330,000        Louisa, VA IDA, Solid Waste & Sewage
                    Disposal Revenue Bonds (Series 2000A),
                    2.35% TOBs (Virginia Electric & Power
                    Co.), Mandatory Tender 4/1/2007               BBB+ / A3            3,275,255
   1,500,000        Louisa, VA IDA, Solid Waste & Sewer
                    Disposal Revenue Bonds (Series 2001 A),
                    2.30% TOBs (Virginia Electric & Power
                    Co.), Mandatory Tender 3/1/2007               NR / A3              1,474,950
   1,000,000        Virginia Peninsula Port Authority,
                    Revenue Refunding Bonds (Series 2003),
                    3.30% TOBs (Dominion Terminal
                    Associates)/(Dominion Resources, Inc.
                    GTD), Mandatory Tender 10/1/2008              BBB+ / Baa1          1,000,040
                    Total                                                              8,210,601
                    Washington--4.4%
   28,800,000       Washington Health Care Facilities
                    Authority, (Fred Hutchinson Cancer
                    Research Center), SAVRs (Series 2000),
                    (Radian Asset Assurance, INS)                 AA / NR              28,800,000
   3,000,000        Washington State, Various Purpose
                    Refunding UT GO Bonds (Series R-2003A),
                    3.50% (MBIA Insurance Corp. INS), 1/1/2007    AAA / Aaa            3,070,860
                    Total                                                              31,870,860
                    Wisconsin--0.7%
   2,000,000        Pleasant Prairie, WI Water & Sewer
                    System, BANs, 4.00% (United States
                    Treasury PRF), 10/1/2007                      NR / A3              2,061,940
   2,000,000        Waupaca, WI, Anticipation Notes (Series
                    2003B), 3.50%, 4/1/2007                       NR                   2,002,120
   450,000          Wisconsin State HEFA, Revenue Bonds
                    (Series 2003A), 4.00% (Wheaton Franciscan
                    Services), 8/15/2005                          A / A2               454,532
   615,000          Wisconsin State HEFA, Revenue Bonds
                    (Series 2003A), 5.00% (Wheaton Franciscan
                    Services), 8/15/2007                          A / A2               651,248
   130,000          Wisconsin State HEFA, Revenue Bonds,
                    5.00% (Agnesian Healthcare, Inc.),
                    7/1/2005                                      A- / A3              131,673
   140,000          Wisconsin State HEFA, Revenue Bonds,
                    5.25% (Bellin Memorial Hospital)/
                    (AMBAC INS), 2/15/2005                        AAA / Aaa            140,557
                    Total                                                              5,442,070
                    Wyoming--0.5%
   3,350,000        Albany County, WY, PCRBs (Series 1985),
                    3.25% TOBs (Union Pacific Railroad
                    Co.)/(Union Pacific Corp. GTD), Optional
                    Tender 12/1/2005                              BBB / NR             3,350,905
                    Total Municipal bonds
                    (identified cost $559,349,727)                                     560,076,471
                    Short-Term Municipals--23.6%
                    Alabama--3.4%
   9,200,000        Birmingham, AL IDB, (Series 2000) Weekly
                    VRDNs (American Cast Iron Pipe
                    Co.)/(SouthTrust Bank LOC)                    NR                   9,200,000
   1,720,000        Gadsden, AL IDB, (Series 2000) Weekly
                    VRDNs (Hickory Hills Leasing
                    LLC)/(SouthTrust Bank LOC)                    NR                   1,720,000
   3,500,000        Gulf Shores, AL Solid Waste Disposal
                    Authority, Solid Waste Disposal Revenue
                    Bonds (Series 2000B) Weekly VRDNs
                    (Sunbelt Environmental, Inc.
                    Project)/(Colonial Bank, Montgomery, AL
                    LOC)                                          NR                   3,500,000
   8,000,000        Huntsville, AL Special Care Facilities
                    Financing Authority, (Series 2001D)
                    Weekly VRDNs (Carlton Cove, Inc.)/(BNP
                    Paribas SA LOC)                               A-1+ / NR            8,000,000
   2,580,000        Webb, AL IDB, (Series 2001) Weekly VRDNs
                    (Qualico Steel Company, Inc.)/(SouthTrust
                    Bank LOC)                                     NR                   2,580,000
                    Total                                                              25,000,000
                    California--4.4%
   15,800,000       California State Department of Water
                    Resources Power Supply Program, (Series
                    2002 C-4) Weekly VRDNs (CALSTRS
                    (California State Teachers' Retirement
                    System) and JPMorgan Chase Bank, N.A.
                    LOCs)                                         A-1+ / VMIG1         15,800,000
   12,610,000       Los Angeles, CA Department of Water &
                    Power, (Series 2001 B-3) Daily VRDNs (Los
                    Angeles, CA Department of Water & Power
                    (Electric/Power System))/(Bank of America
                    N.A., Bayerische Landesbank Girozentrale,
                    Dexia Credit Local, JPMorgan Chase Bank,
                    N.A., Landesbank Baden-Wuerttemberg,
                    State Street Bank and Trust Co. and
                    WestLB AG (Guaranteed) LIQs)                  A-1+ / VMIG1         12,610,000
   3,915,000        Stockton, CA, (Series 2003) Weekly VRDNs
                    (United Christian Schools, Inc.)/(Pacific
                    Capital Bank, N.A. LOC)                       NR / VMIG2           3,915,000
                    Total                                                              32,325,000
                    Florida--0.6%
   4,500,000        Greater Orlando, FL Aviation Authority
                    Weekly VRDNs (Cessna Aircraft
                    Co.)/(Textron Inc. GTD)                       A-2 / P-2            4,500,000
                    Georgia--0.9%
   1,130,000        Crisp County, GA Solid Waste Management
                    Authority, (Series 1998) Weekly VRDNs
                    (FSA INS)/(Wachovia Bank N.A. LIQ)            NR / VMIG1           1,130,000
   5,715,000        Georgia State Municipal Gas Authority,
                    (Series C) Weekly VRDNs (Bank of America
                    N.A., Bayerische Landesbank Girozentrale,
                    JPMorgan Chase Bank, N.A., Landesbank
                    Hessen-Thueringen, Frankfurt and Wachovia
                    Bank N.A. LOCs)                               A-1 / P-1            5,715,000
                    Total                                                              6,845,000
                    Illinois--0.6%
   4,000,000        Springfield, IL, (Series 1999) Weekly
                    VRDNs (Oak Terrace Joint Venture
                    LP)/(Credit Suisse First Boston LOC)          A-1 / NR             4,000,000
                    Indiana--1.1%
   8,000,000        Vigo County, IN, (Series 2003) Weekly
                    VRDNs (Republic Services, Inc.)               A-2 / VMIG2          8,000,000
                    Iowa--1.1%
   7,700,000        Salix, IA Pollution Control, (Series
                    1999) Weekly VRDNs (Interstate Power and
                    Light Co.)                                    A-2 / VMIG2          7,700,000
                    Louisiana--0.6%
   4,500,000        Louisiana Local Government Environmental
                    Facilities Community Development
                    Authority Weekly VRDNs (Southern Ionics,
                    Inc.)/(SouthTrust Bank LOC)                   NR                   4,500,000
                    Maryland--0.4%
   3,015,000        Maryland State Health & Higher
                    Educational Facilities Authority, (Series
                    2001C) Weekly VRDNs (Collington Episcopal
                    Life Care Community, Inc.)/(Lasalle Bank,
                    N.A. LOC)                                     A-1 / NR             3,015,000
                    Michigan--0.3%
   1,000,000     1  ABN AMRO MuniTOPS Certificates Trust
                    (Michigan Non-AMT)/(Series 1998-11)
                    Weekly VRDNs (DeWitt, MI Public
                    Schools)/(FSA INS)/(ABN AMRO Bank NV,
                    Amsterdam LIQ)                                NR / VMIG1           1,000,000
   800,000          Michigan State Hospital Finance
                    Authority, (Series 1999 A) Weekly VRDNs
                    (Covenant Retirement Communities,
                    Inc.)/(Lasalle Bank, N.A. LOC)                A-1 / NR             800,000
                    Total                                                              1,800,000
                    Minnesota--0.4%
   3,250,000        Sherburn, MN PCRB, (Series 1999) Weekly
                    VRDNs (Interstate Power and Light Co.)        A-2 / VMIG2          3,250,000
                    Missouri--0.2%
   1,305,000        Springfield, MO IDA, (Series 1999) Weekly
                    VRDNs (Dabryan Coach Builders,
                    Inc.)/(Wells Fargo Bank Minnesota NA LOC)     NR                   1,305,000
                    Multi State--0.1%
   990,000       1  Clipper Tax-Exempt Certificates Trust
                    (AMT MultiState)/(Series 1999-3) Weekly
                    VRDNs (State Street Bank and Trust Co.
                    LIQ)                                          NR / VMIG1           990,000
                    North Carolina--0.1%
   860,000          Brunswick County, NC Industrial
                    Facilities and PCFA, (Series 1998) Weekly
                    VRDNs (Turnage Properties LLC)/(RBC
                    Centura Bank LOC)                             NR / VMIG1           860,000
                    Ohio--1.9%
   1,415,000        Bowling Green, OH, Adjustable Rate
                    Industrial Development Revenue Refunding
                    Bonds Weekly VRDNs (Lamson & Sessions
                    Co.)/(Sky Bank LOC)                           NR                   1,415,000
   3,995,000        Fairfield, OH, (Series 2000) Weekly VRDNs
                    (Prestige Display and Packaging
                    LLC)/(Provident Bank LOC)                     NR                   3,995,000
   6,585,000        Hamilton County, OH Hospital Facilities
                    Authority, (Series 1999A) Weekly VRDNs
                    (Drake Center, Inc.)/(U.S. Bank, NA LOC)      NR / VMIG1           6,585,000
   1,765,000        Sandusky County, OH Weekly VRDNs (Louis
                    G. Freeman Co.)/(Provident Bank LOC)          NR                   1,765,000
                    Total                                                              13,760,000
                    Oklahoma--0.1%
   1,000,000        Garfield County, OK Industrial Authority
                    Pollution Control, (Series 1995-A) Weekly
                    VRDNs (Oklahoma Gas and Electric Co.)         A-2 / VMIG1          1,000,000
                    South Carolina--0.5%
   3,800,000        South Carolina Jobs-EDA, EDRBs Weekly
                    VRDNs (Para-Chem Southern,
                    Inc.)/(Carolina First Bank LOC)               NR                   3,800,000
                    Tennessee--2.9%
   2,500,000        Knoxville, TN Utilities Board, (Series
                    2000) Daily VRDNs (Knoxville, TN Electric
                    System)/(FSA INS)/(SunTrust Bank LIQ)         A-1+ / VMIG1         2,500,000
   3,300,000        Knoxville, TN Utilities Board, (Series
                    2000) Daily VRDNs (Knoxville, TN Gas
                    System)/(FSA INS)/(SunTrust Bank LIQ)         A-1+ / VMIG1         3,300,000
   3,000,000        Sevier County, TN Public Building
                    Authority, (Series IV-B-3) Daily VRDNs
                    (Hamblen County, TN)/(FSA INS)/(JPMorgan
                    Chase Bank, N.A. LIQ)                         NR / VMIG1           3,000,000
   2,550,000        Sevier County, TN Public Building
                    Authority, (Series IV-C-4) Daily VRDNs
                    (Cleveland, TN)/(FSA INS)/(JPMorgan Chase
                    Bank, N.A. LIQ)                               NR / VMIG1           2,550,000
   5,200,000        Sevier County, TN Public Building
                    Authority, (Series IV-F-2) Daily VRDNs
                    (Cumberland County, TN IDB)/(AMBAC
                    INS)/(JPMorgan Chase Bank, N.A. LIQ)          NR / VMIG1           5,200,000
   4,355,000        Sevier County, TN Public Building
                    Authority, (Series IV-J-2) Daily VRDNs
                    (Mt. Juliet, TN)/(AMBAC INS)/(JPMorgan
                    Chase Bank, N.A. LIQ)                         NR / VMIG1           4,355,000
                    Total                                                              20,905,000
                    Texas--1.1%
   2,900,000        Harris County, TX HFDC, (Series 2002)
                    Daily VRDNs (Methodist Hospital, Harris
                    County, TX)                                   A-1+ / NR            2,900,000
   5,000,000        Harris County, TX IDC Weekly VRDNs
                    (Southern Ionics, Inc.)/(SouthTrust Bank
                    LOC)                                          NR                   5,000,000
                    Total                                                              7,900,000
                    Virginia--0.0%
   330,000          Virginia Small Business Financing
                    Authority, (Series 2000) Weekly VRDNs
                    (Virginia-Carolina Forest Products,
                    Inc.)/(RBC Centura Bank LOC)                  NR                   330,000
                    Wisconsin--2.2%
   16,000,000       Sheboygan, WI, PCRB (Series 1991 A) Daily
                    VRDNs (Wisconsin Power & Light Co.)           A-2 / VMIG1          16,000,000
                    Wyoming--0.7%
   5,000,000        Sweetwater County, WY, PCRB (Series
                    1990A) Weekly VRDNs
                    (Pacificorp)/(Barclays Bank PLC LOC)          NR / VMIG1           5,000,000
                    Total Short-Term
                    Municipals
                    (identified cost $172,785,000)                                     172,785,000
                    Total municipal Investments -
                    100.0%
                    (identified cost $732,134,727)2                                    732,861,471
                    OTHER ASSETS AND LIABILITIES - 0.0%                                (138,048)
                    TOTAL NET ASSETS - 100%                                         $  732,723,423

     Securities that are subject to the federal alternative minimum tax (AMT) represent 18.5% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2004, these securities amounted to $11,486,366 which represents 1.6% of total net assets.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2004 is as follows:

Security                                              Acquisition Date            Acquisition Cost
Florida State Department of Correction,
Custodial Receipts, 1.50%, 9/10/2005                     2/27/2004                   $2,495,000
Florida State Department of Correction,
Custodial Receipts, 2.00%, 9/10/2006                     2/27/2004                   1,445,000
Missouri State HEFA, RANs (Series 2004D), 3.00%
(Rockhurst University), 4/22/2005                        4/15/2004                   2,518,275
Director of the State of Nevada Department of
Business and Industry, Solid Waste Disposal
Revenue Bonds, 3.30% TOBs (Waste Management,             9/23/2004                   1,500,000
Inc.), Mandatory Tender 10/1/2007


2 The cost of investments for federal tax purposes amounts to $732,133,039. The net unrealized appreciation of investments for federal tax purposes was $728,432. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,455,285 and net unrealized depreciation from investments for those securities having an excess of cost over value of $726,853.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2004.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
ARS         --Auction Rate Securities
BANs        --Bond Anticipation Notes
COPs        --Certificates of Participation
EDA         --Economic Development Authority
EDRBs       --Economic Development Revenue Bonds
FHA         --Federal Housing Administration
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ(s)      --Liquidity Agreement (s)
LOC(s)      --Letter(s) of Credit
LT          --Limited Tax
PCFA        --Pollution Control Finance Authority
PCRB(s)     --Pollution Control Revenue Bond
PRF         --Prerefunded
RANs        --Revenue Anticipation Notes
SAVRs       --Select Auction Variable Rates
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        February 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 22, 2005